Financial Instruments and Risk Management (Schedule of Financial Instrument) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Nov. 01, 2018	Dec. 31, 2017
Financial assets
Cash	$ 13,857		$ 6,931
Cash and Restricted Cash Deposits	24,143	$ 10,000
Amounts receivable	2,592		2,965
Total financial assets	26,735		9,896
Financial liabilities
Accounts payable and accruals	4,013		3,630
Convertible debt	56,984		49,067
Non-convertible debt	178,483		92,268
Total financial liabilities	239,480		144,965
Loans and Receivables [Member]
Financial assets
Cash			6,931
Cash and Restricted Cash Deposits	24,143
Amounts receivable	680		82
Total financial assets	24,823		7,013
Financial liabilities
Accounts payable and accruals	3,642
Convertible debt	56,984
Non-convertible debt	178,483
Total financial liabilities	239,109
Available For Sale [Member]
Financial assets
Cash
Cash and Restricted Cash Deposits
Amounts receivable	1,912		2,883
Total financial assets	1,912		2,883
Financial liabilities
Accounts payable and accruals	371
Convertible debt
Non-convertible debt
Total financial liabilities	$ 371
Other Financial Liabilities [Member]
Financial assets
Cash
Amounts receivable
Total financial assets
Financial liabilities
Accounts payable and accruals			3,630
Convertible debt			49,067
Non-convertible debt			92,268
Total financial liabilities			$ 144,965